OTHER ASSETS (Details Narrative)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NZD ($)	Jun. 30, 2021 USD ($)		Jun. 30, 2021 NZD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 NZD ($)
Schedule of Equity Method Investments [Line Items]
Other Assets, Current	$ 442,470		$ 399,524	[1]		$ 603,944
Available-for-sale Securities	2,800,000		1,800,000			1,800,000
Restricted Cash and Cash Equivalents	13,664	$ 20,000	13,989		$ 20,000	12,854	$ 20,000
Other Assets, Noncurrent	789,880		540,160	[1]		523,607
Cost Method Investments	$ 500,000		$ 500,000			500,000
[custom:EquitySecuritiesWithoutReadilyDeterminableFairValueOwnershipPercentage-0]	0.10	0.10	0.10		0.10
Deposits and Prepaid Rent	$ 40,160		$ 40,160			$ 23,607
Underwritten Finance Agreement [Member]
Schedule of Equity Method Investments [Line Items]
[custom:PlannedStockIssuanceIncurredCost-0]	249,720		0
U S C F Gold Strategy Plus Income Fund [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 1,300,000		$ 0
Equity Method Investment, Ownership Percentage	40.00%	40.00%	0.00%		0.00%

[1]	Derived from audited financial statements